GUIDESTONE FUNDS
Supplement dated November 8, 2019
to
Prospectus dated May 1, 2019
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.         NEW SUB-ADVISER FOR THE LOW-DURATION BOND FUND AND MEDIUM-DURATION BOND FUND
Effective as soon as practicable on or after November 8, 2019, Parametric Portfolio Associates LLC (“Parametric”) is appointed as a new sub-adviser to the Low-Duration Bond Fund and Medium-Duration Bond Fund.
In the sections “Sub-Advisers and Portfolio Managers” for the Low-Duration Bond Fund and Medium-Duration Bond Fund, beginning on page 70 and on page 77, respectively, the following disclosure is added in alphabetical order:

Parametric Portfolio Associates LLC
Richard Fong, CFA® Senior Portfolio Manager	Since November 2019
Justin Henne, CFA® Managing Director – Customized Equity Exposure	Since November 2019
Under the heading “Sub-Advisers,” on page 179, the following disclosure pertaining to Parametric is added in alphabetical order for the Low-Duration Bond Fund:
Parametric Portfolio Associates LLC (“Parametric”), Minneapolis Office, 3600 Minnesota Drive, Suite 325, Minneapolis, Minnesota 55435: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, exchange-traded funds, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. As of September 30, 2019, Parametric had total firm assets under management of approximately $258.3 billion. Parametric uses a team approach to manage any assigned portion of the Low-Duration Bond Fund. The team includes Justin Henne, CFA®, Managing Director – Customized Equity Exposure, and Richard Fong, CFA®, Senior Portfolio Manager. Messrs. Henne and Fong have more than five years of service with Parametric.
Under the heading “Sub-Advisers,” on page 180, the following disclosure pertaining to Parametric is added in alphabetical order for the Medium-Duration Bond Fund:
Parametric Portfolio Associates LLC (“Parametric”), Minneapolis Office, 3600 Minnesota Drive, Suite 325, Minneapolis, Minnesota 55435: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, exchange-traded funds, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. As of September 30, 2019, Parametric had total firm assets under management
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of approximately $258.3 billion. Parametric uses a team approach to manage any assigned portion of the Medium-Duration Bond Fund. The team includes Justin Henne, CFA®, Managing Director – Customized Equity Exposure, and Richard Fong, CFA®, Senior Portfolio Manager. Messrs. Henne and Fong have more than five years of service with Parametric.
II.         NEW SUB-ADVISERS FOR THE EXTENDED-DURATION BOND FUND
Effective as soon as practicable on or after November 8, 2019, Parametric and Schroder Investment Management North America Limited are appointed as new sub-advisers to the Extended-Duration Bond Fund.
In the section “Sub-Advisers and Portfolio Managers” for the Extended-Duration Bond Fund, on page 83, the following disclosure for Parametric is added in alphabetical order, and the disclosure for Schroder Investment Management North America Inc. (“SIMNA Inc.”) is deleted in its entirety and replaced with the following:

Parametric Portfolio Associates LLC
Richard Fong, CFA® Senior Portfolio Manager	Since November 2019
Justin Henne, CFA® Managing Director – Customized Equity Exposure	Since November 2019
Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited
Julio C. Bonilla, CFA® Portfolio Manager	Since March 2010
Andrew B.J. Chorlton, CFA® Portfolio Manager	Since July 2007
Lisa Hornby, CFA® Portfolio Manager	Since October 2014
Richard A. Rezek, Jr., CFA® Portfolio Manager	Since December 2002
Neil G. Sutherland, CFA® Portfolio Manager	Since November 2008
Under the heading “Sub-Advisers,” for the Extended-Duration Bond Fund, on page 181, the following disclosure pertaining to Parametric is added in alphabetical order, and the disclosure pertaining to SIMNA Inc. is deleted in its entirety and replaced with the following:
Parametric Portfolio Associates LLC (“Parametric”), Minneapolis Office, 3600 Minnesota Drive, Suite 325, Minneapolis, Minnesota 55435: Parametric offers systematic alpha strategies that seek to outperform designated benchmarks on a risk-adjusted basis by applying systematic, rules-based asset class exposure. The firm’s customized exposure management solutions use individual securities, exchange-traded funds, futures, options and other derivative instruments to construct and manage portfolios to assist clients in meeting their market exposure, risk management, tax management and return objectives. As of September 30, 2019, Parametric had total firm assets under management of approximately $258.3 billion. Parametric uses a team approach to manage any assigned portion of the Extended-Duration Bond Fund. The team includes Justin Henne, CFA®, Managing Director – Customized Equity Exposure, and Richard Fong, CFA®, Senior Portfolio Manager. Messrs. Henne and Fong have more than five years of service with Parametric.
Schroder Investment Management North America Inc. (“SIMNA Inc.”) and Schroder Investment Management North America Limited (“SIMNA Ltd”) (together, “SIMNA”) are located at 7 Bryant Park, New York, New York 10018 and 1 London Wall Place, London EC2Y 5AU, United Kingdom, respectively: SIMNA Inc. and SIMNA Ltd are affiliated companies under common control jointly managing an assigned portion of the Extended-Duration Bond Fund. Both
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SIMNA Inc. and SIMNA Ltd are registered investment advisers under the Investment Advisers Act of 1940, as amended, and are subsidiaries of Schroders plc, a London Stock Exchange-listed global asset management company. As of September 30, 2019, Schroders plc and its affiliates (together, “Schroders”) had approximately $555.5 billion in assets under management, with clients that are major financial institutions including banks and insurance companies, public and private pension funds, endowments and foundations, high net worth individuals, financial intermediaries and retail investors. Investment decisions for SIMNA’s portion of the Extended-Duration Bond Fund are made by a portfolio management team. The team consists of Andrew B.J. Chorlton, CFA®, Richard A. Rezek, Jr., CFA®, Neil G. Sutherland, CFA®, Julio C. Bonilla, CFA®, and Lisa Hornby, CFA®, each a Portfolio Manager. All portfolio managers are jointly and primarily responsible for the day-to-day management of the portfolio account. The portfolio management team, except for Ms. Hornby, transitioned to SIMNA in 2013 as a result of Schroders’ acquisition of STW Fixed Income Management LLC (“STW”). Prior to joining SIMNA, Messrs. Rezek and Chorlton each were an STW Principal and Portfolio Manager and had been with STW for more than five years. Mr. Sutherland was an STW Principal and Portfolio Manager who had been with STW since November 2008. Mr. Bonilla was an STW Vice President and Portfolio Manager who had been with STW since March 2010. Ms. Hornby joined SIMNA in August 2010 as a Portfolio Management Assistant on the U.S. rates and government bond desk.
III.         NEW SUB-ADVISER FOR THE GLOBAL BOND FUND
Effective on or about November 8, 2019, Neuberger Berman Investment Advisers LLC (“Neuberger Berman”) is appointed as a new sub-adviser to the Global Bond Fund.
In the section “Sub-Advisers and Portfolio Managers” for the Global Bond Fund, on page 89, the following disclosure is added in alphabetical order:

Neuberger Berman Investment Advisers LLC
Ashok K. Bhatia, CFA® Managing Director	Since November 2019
David M. Brown, CFA® Managing Director	Since November 2019
Adam Grotzinger, CFA® Managing Director	Since November 2019
Jon Jonsson Managing Director	Since November 2019
Brad C. Tank Managing Director	Since November 2019
Under the heading “Sub-Advisers,” for the Global Bond Fund, beginning on page 181, the following disclosure pertaining to Neuberger Berman is added in alphabetical order:
Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), 1290 Avenue of the Americas, New York, New York 10104: Neuberger Berman is a registered investment adviser and, together with its affiliates, had approximately $339 billion in assets under management as of September 30, 2019. The firm provides discretionary and/or non-discretionary investment management services to a variety of clients, such as individuals, institutions, registered investment companies, non-U.S. registered funds, collective investment trusts and private investment funds. Ashok K. Bhatia, CFA®, Managing Director, Deputy Chief Investment Officer of Fixed Income and Senior Portfolio Manager, Multi-Sector Fixed Income, David M. Brown, CFA®, Managing Director, Global Co-Head of Investment Grade and Senior Portfolio Manager, Global Investment Grade and Multi-Sector Fixed Income, Adam Grotzinger, CFA®, Managing Director, Senior Fixed Income Portfolio Manager, Jon Jonsson, Managing Director, Senior Portfolio Manager, Global Fixed Income, and Brad C. Tank, Managing Director, Chief Investment Officer and Global Head of Fixed Income, are the portfolio managers responsible for the daily management of an assigned portion of the Global Bond Fund. Mr. Bhatia joined the firm in 2017. Prior to joining the firm, he held senior investment and leadership
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positions in several asset management firms and hedge funds including Wells Fargo Asset Management from 2015 to 2017 and Balyasny Asset Management from 2010 to 2015. Mr. Grotzinger joined the firm in 2015. Previously, he worked in the Fixed Income teams at Franklin Templeton in Singapore, London and California. Messrs. Brown, Jonsson and Tank have been with Neuberger Berman for more than five years.
IV.         CHANGES TO ADDITIONAL INVESTMENT & RISK INFORMATION
In the section “Additional Investment & Risk Information,” beginning on page 153, the following paragraph replaces the paragraph with the same sub-heading added in a supplement dated September 27, 2019:
Completion Portfolios: The Adviser and the Trust have entered into a Sub-Advisory Agreement with Parametric on behalf of the Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund. Under this Sub-Advisory Agreement, Parametric may be responsible for implementing temporary investment portfolios designed to ensure that a Fund maintains its desired risk exposure. A completion portfolio may be employed, for example, if a Sub-Adviser exhibits style drift, thereby causing a Fund’s risk/return profile and style orientation to be inconsistent with the Fund’s stated objective. In such a situation, the Adviser may direct Parametric to apply the appropriate completion portfolio to restore the Fund to its desired portfolio alignment.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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GUIDESTONE FUNDS
Supplement dated November 8, 2019
to
Statement of Additional Information (“SAI”) dated May 1, 2019
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.         CHANGES TO BOARD OF TRUSTEES
Effective November 8, 2019, Kyle L. Tucker no longer serves as a not “interested person” of GuideStone Funds (“Independent Trustee”) as the term “interested person” is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. All references in the SAI to Mr. Tucker are deleted in their entirety. Effective January 1, 2020, Joseph A. Mack will no longer serve as an Independent Trustee, due to his mandatory retirement. All references in the SAI to Mr. Mack will be deleted in their entirety upon the effectiveness of his retirement.
II.         CHANGE TO MANAGEMENT OF THE FUNDS
The second paragraph in the section entitled The Sub-Advisers, which was previously added to page 60 in a supplement dated September 27, 2019, is deleted in its entirety and replaced with the following:
The Adviser and the Trust have also entered into a Sub-Advisory Agreement with Parametric on behalf of the Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund. Under this Sub-Advisory Agreement, Parametric may be responsible for implementing temporary investment portfolios designed to ensure that a Fund maintains its desired risk exposure. A completion portfolio may be employed, for example, if a Sub-Adviser exhibits style drift, thereby causing a Fund’s risk/return profile and style orientation to be inconsistent with the Fund’s stated objective. In such a situation, the Adviser may direct Parametric to apply the appropriate completion portfolio to restore the Fund to its desired portfolio alignment.
III.         NEW SUB-ADVISER FOR THE LOW-DURATION BOND FUND AND MEDIUM-DURATION BOND FUND
Effective as soon as practicable on or after November 8, 2019, Parametric Portfolio Associates LLC (“Parametric”) is appointed as a new sub-adviser to the Low-Duration Bond Fund and Medium-Duration Bond Fund.
In the section entitled Control Persons of Sub-Advisers, beginning on page 65, the following disclosure pertaining to Parametric is added in alphabetical order to the Low-Duration Bond Fund and Medium-Duration Bond Fund:
Parametric Portfolio Associates LLC (“Parametric”), Minneapolis Office, 3600 Minnesota Drive, Suite 325, Minneapolis, Minnesota 55435: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Eaton Vance Corp. (“EVC”), through its wholly-owned affiliates Eaton Vance Acquisitions and EVA Holdings LLC, maintains 100% voting control of Parametric, a current profit interest of 99.90%, and a current capital interest of 100%. Employees of Parametric, through ownership in Parametric Portfolio LP, currently hold a combined indirect profit interest of 0.10%.
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IV.         NEW SUB-ADVISERS FOR THE EXTENDED-DURATION BOND FUND
Effective as soon as practicable on or after November 8, 2019, Parametric and Schroder Investment Management North America Limited are appointed as new sub-advisers to the Extended-Duration Bond Fund.
In the section entitled Control Persons of Sub-Advisers, for the Extended-Duration Bond Fund, on page 66, the following disclosures pertaining to Parametric and Schroder Investment Management North America Limited are added in alphabetical order:
Parametric Portfolio Associates LLC (“Parametric”), Minneapolis Office, 3600 Minnesota Drive, Suite 325, Minneapolis, Minnesota 55435: Parametric is a registered investment adviser offering a variety of structured portfolio solutions. Eaton Vance Corp. (“EVC”), through its wholly-owned affiliates Eaton Vance Acquisitions and EVA Holdings LLC, maintains 100% voting control of Parametric, a current profit interest of 99.90%, and a current capital interest of 100%. Employees of Parametric, through ownership in Parametric Portfolio LP, currently hold a combined indirect profit interest of 0.10%.
Schroder Investment Management North America Limited (“SIMNA Ltd”), 1 London Wall Place, London EC2Y 5AU, United Kingdom: SIMNA Ltd is an indirect wholly-owned subsidiary of Schroders plc, a London Stock Exchange-listed global asset management company with approximately $555.5 billion in assets under management as of September 30, 2019. As of September 30, 2019, members of the Schroder family beneficially held 47.9% of the Schroders plc. voting equity in various nominee accounts and personal holdings. Schroders plc has been in business since 1804.
In the section entitled Portfolio Manager Compensation, on page 97, the first paragraph pertaining to Schroder Investment Management North America Inc. (“SIMNA Inc.”) is deleted in its entirety and replaced with the following:
Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (together, “SIMNA”). The portfolio managers assigned to the Extended-Duration Bond Fund portfolio account receive remuneration in accordance with SIMNA’s compensation policy. SIMNA’s methodology for measuring and rewarding the contribution made by portfolio managers combines quantitative and qualitative measures. Portfolio managers are compensated for their services to accounts they manage in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits available to all SIMNA’s employees. Certain fund managers may also receive awards under a long-term incentive program.
In “Appendix B – Descriptions of Proxy Voting Procedures,” the first paragraph of the disclosure pertaining to SIMNA Inc. is deleted in its entirety and replaced with the following:
Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (together, “SIMNA”). Central to SIMNA’s investment process to analyze each investment’s ability is to create, sustain and protect value to ensure that the firm can deliver returns in line with clients’ objectives. Where appropriate, SIMNA also looks to engage and to vote with the objective of improving performance in these areas.

V.         NEW SUB-ADVISER FOR THE GLOBAL BOND FUND
Effective on or about November 8, 2019, Neuberger Berman Investment Advisers LLC (“Neuberger Berman”) is appointed as a new sub-adviser to the Global Bond Fund.
In the section entitled Control Persons of Sub-Advisers, for the Global Bond Fund, on page 66, the following disclosure pertaining to Neuberger Berman is added in alphabetical order:
Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), 1290 Avenue of the Americas New York, New York 10104: Neuberger Berman is directly owned by Neuberger Berman Investment Advisers Holdings LLC and Neuberger Berman AA LLC, which are subsidiaries of Neuberger Berman Group LLC (“NBG”). NBG is a holding company the subsidiaries of which provide a broad range of global investment solutions to institutions and individuals. NBG’s voting equity is wholly-owned by NBSH Acquisition, LLC, which is controlled by Neuberger Berman employees.

VI.        CHANGES TO OTHER ACCOUNTS MANAGED
The Other Accounts Managed table, beginning on page 72, is amended as follows to update the disclosures for Neuberger Berman, Parametric and SIMNA Inc. The information is current as of December 31, 2018, except as otherwise noted.
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
							performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Neuberger Berman Investment Advisers LLC
Ashok K. Bhatia, CFA®†	4	$ 3,887	14	$ 4,579	17	$ 3,527	N/A	N/A	N/A	N/A	N/A	N/A
David M. Brown, CFA®†	10	$ 5,438	42	$21,375	210	$ 33,141	N/A	N/A	1	$ 173	12	$ 704
Adam Grotzinger, CFA®†	N/A	N/A	2	$ 2,751	47	$ 959	N/A	N/A	N/A	N/A	N/A	N/A
Jon Jonsson†	1	$ 74	5	$ 1,866	5	$ 514	N/A	N/A	1	$ 173	N/A	N/A
Ugo Lancioni	2	$ 197	37	$ 2,030	24	$ 871	N/A	N/A	8	$ 722	13	$ 543
Thomas A. Sontag	7	$ 2,725	18	$ 5,824	328	$ 25,856	N/A	N/A	N/A	N/A	2	$ 69
Brad C. Tank†	4	$ 4,040	2	$ 149	14	$ 1,023	N/A	N/A	N/A	N/A	12	$ 668
Parametric Portfolio Associates LLC
Paul Bouchey, CFA®††	17	$15,461	7	$ 488	18,970	$111,403	N/A	N/A	N/A	N/A	N/A	N/A
Richard Fong, CFA®†	23	$ 596	N/A	N/A	83	$ 13,519	N/A	N/A	N/A	N/A	N/A	N/A
Justin Henne, CFA®†	37	$ 1,532	N/A	N/A	490	$ 45,234	N/A	N/A	N/A	N/A	N/A	N/A
Tom Lee, CFA®	16	$ 430	5	$ 6,769	261	$ 28,379	N/A	N/A	N/A	N/A	6	$ 808
Perry Li, CFA®, FRM	4	$ 0	5	$ 6,664	39	$ 4,767	N/A	N/A	N/A	N/A	N/A	N/A
Thomas Seto††	44	$27,192	11	$ 513	18,970	$ 11,403	N/A	N/A	N/A	N/A	N/A	N/A
Jay Strohmaier, CFA®	5	$ 376	5	$ 6,664	39	$ 4,767	N/A	N/A	N/A	N/A	N/A	N/A
Michael Zaslavsky, CFA®	4	$ 0	5	$ 6,664	39	$ 4,767	N/A	N/A	N/A	N/A	N/A	N/A

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the
							performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited
Julio C. Bonilla, CFA®	6	$ 627	5	$ 2,271	124	$ 13,145	N/A	N/A	N/A	N/A	4	$ 204
Andrew B.J. Chorlton, CFA®	6	$ 627	5	$ 2,271	124	$ 13,145	N/A	N/A	N/A	N/A	4	$ 204
Lisa Hornby, CFA®	6	$ 627	5	$ 2,271	124	$ 13,145	N/A	N/A	N/A	N/A	4	$ 204
Richard A. Rezek Jr., CFA®	6	$ 627	8	$ 3,814	159	$ 17,585	N/A	N/A	N/A	N/A	4	$ 204
Neil G. Sutherland, CFA®	6	$ 627	5	$ 2,271	124	$ 13,145	N/A	N/A	N/A	N/A	4	$ 204
† Information is current as of September 30, 2019.
†† Information is current as of June 30, 2019.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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